Schedule of Investments (unaudited)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.8%
Lendlease Finance Ltd., 3.40%, 10/27/27 (Call 07/29/27)(a)	AUD	150	$121,354
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	200	245,840
0.63%, 08/30/23(a)	EUR	300	373,625
4.00%, 12/16/21	AUD	50	39,641
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	269,568
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	200	251,236
3.10%, 06/03/21(a)	AUD	100	77,486
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	150	123,247
			1,501,997
Austria — 0.5%
CA Immobilien Anlagen AG, 1.00%, 10/27/25 (Call 07/27/25)(a)	EUR	100	122,515
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 06/25/24(a)	EUR	200	247,048
Raiffeisen Bank International AG, 0.38%, 09/25/26(a)	EUR	300	371,960
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	129,263
			870,786
Belgium — 0.6%
Cofinimmo SA, 0.88%, 12/02/30 (Call 09/02/30)(a)	EUR	200	246,430
FLUVIUS System Operator CVBA, 0.25%, 12/02/30 (Call 09/02/30)(a)	EUR	300	369,500
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	123,078
0.88%, 06/27/23(a)	EUR	300	374,183
			1,113,191
Brazil — 0.3%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	USD	260	297,783
Suzano Austria GmbH, 5.75%, 07/14/26(a)(c)	USD	200	234,336
			532,119
Canada — 1.3%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	555	576,867
BCI QuadReal Realty, 1.75%, 07/24/30 (Call 04/24/30)	CAD	200	156,881
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	100	78,536
4.25%, 01/15/29 (Call 10/15/28)	CAD	150	138,567
Comber Wind Financial Corp., 5.13%, 11/15/30	CAD	33	29,910
Globalworth Real Estate Investments Ltd., 2.95%, 07/29/26 (Call 04/29/26)(a)	EUR	150	194,468
Granite REIT Holdings LP, 3.06%, 06/04/27 (Call 04/04/27)	CAD	300	254,598
Manulife Financial Corp., 3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	100	82,841
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	42,301
3.22%, 04/08/30 (Call 01/08/30)	CAD	350	307,146
4.25%, 01/18/49 (Call 07/18/48)	CAD	185	181,464
RioCan Real Estate Investment Trust
1.97%, 06/15/26 (Call 05/15/26)	CAD	100	78,564
2.36%, 03/10/27 (Call 01/10/27)	CAD	175	139,344
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	200	246,214
			2,507,701
China — 1.4%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	200	243,740
2.25%, 07/12/21(a)	USD	400	402,532
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	USD	200	200,590

Security		Par (000)	Value

China (continued)
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	200	$253,290
2.00%, 09/11/25(a)	EUR	100	129,025
2.75%, 07/02/24(a)	USD	200	208,246
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	USD	200	200,764
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	200	242,421
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.20%, 09/16/21(a)	HKD	1,000	130,383
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	206,838
Industrial & Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	250	304,676
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	200	249,419
			2,771,924
Czech Republic — 0.5%
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	250	313,544
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	300	398,985
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	141,433
			853,962
Denmark — 0.7%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	100	127,613
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	273,217
1.75%, 12/31/49 (Call 09/09/27)(a)(b)	EUR	200	249,662
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	200	296,339
2.25%, 12/31/99 (Call 08/24/24)(a)(b)	EUR	200	254,218
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	156,958
			1,358,007
Finland — 0.5%
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	200	245,349
0.38%, 05/28/26(a)	EUR	200	249,956
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	200	247,954
SATO Oyj, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	125,584
			868,843
France — 8.5%
ALD SA, 1.25%, 10/11/22(a)	EUR	200	248,624
Banque Federative du Credit Mutuel SA, 0.10%, 10/08/27(a)	EUR	300	366,781
BNP Paribas SA
0.38%, 10/14/27 (Call 10/14/26)(a)(b)	EUR	100	122,441
0.50%, 06/01/22(a)	EUR	100	122,978
0.50%, 06/04/26 (Call 06/04/25)(a)(b)	EUR	300	371,165
1.00%, 04/17/24(a)	EUR	200	251,217
1.13%, 08/28/24(a)	EUR	300	379,169
BPCE SA, 0.13%, 12/04/24(a)	EUR	200	245,694
BPCE SFH SA, 0.00%, 05/27/30(a)(d)	EUR	400	495,961
Ceetrus SA, Series., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	131,642
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(b)	EUR	200	255,258
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	100	125,239
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	200	264,020
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	300	373,848
Credit Agricole SA, 0.38%, 10/21/25 (a)	EUR	300	369,718
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	400	500,092

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	600	$768,121
2.25%, 04/27/21(a)	EUR	300	366,701
3.63%, 10/13/25 (Call 07/13/25)(e)	USD	930	1,040,819
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	122,812
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	200	247,582
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	400	497,711
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	300	375,761
1.38%, (Call 01/16/23)(a)(b)(f)	EUR	200	246,017
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	200	266,199
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	274,115
1.50%, (Call 05/30/28)(a)(b)(f)	EUR	300	372,671
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	266,838
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	400	541,097
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	200	288,767
3.25%, (Call 11/28/24)(a)(b)(f)	EUR	300	398,184
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	200	264,321
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	300	396,219
La Poste SA, 1.45%, 11/30/28(a)	EUR	200	270,532
Regie Autonome des Transports Parisiens
0.35%, 06/20/29(a)	EUR	200	252,048
0.88%, 05/25/27(a)	EUR	100	130,099
SNCF Reseau
0.75%, 05/25/36(a)	EUR	700	916,041
0.88%, 01/22/29(a)	EUR	400	525,172
1.00%, 11/09/31(a)	EUR	300	401,959
1.88%, 03/30/34(a)	EUR	200	296,387
2.25%, 12/20/47(a)	EUR	300	502,170
Societe Generale SA
0.13%, 10/05/21(a)	EUR	200	244,010
0.88%, 09/22/28 (Call 09/22/27)(a)(b)	EUR	300	375,120
Societe Generale SFH SA
0.00%, 02/11/30(a)(d)	EUR	300	372,729
0.13%, 07/18/29(a)	EUR	200	251,222
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	200	261,864
Vinci SA, 0.00%, 11/27/28 (Call 08/27/28)(a)(d)	EUR	200	241,942
			16,399,077
Germany — 10.3%
Berlin Hyp AG
0.00%, 07/19/27(a)(d)	EUR	100	124,634
0.00%, 07/07/28(a)(d)	EUR	100	124,549
0.00%, 09/02/30(a)(d)	EUR	300	372,751
0.50%, 09/26/23(a)	EUR	100	123,190
0.50%, 11/05/29(a)	EUR	100	127,002
1.13%, 10/25/27(a)	EUR	100	128,596
1.50%, 04/18/28(a)	EUR	300	393,267
Series 201, 0.13%, 10/23/23	EUR	200	247,502
Series 211, 0.63%, 10/22/25(a)	EUR	100	127,866
Commerzbank AG
0.75%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	200	246,442
1.25%, 10/23/23(a)	EUR	200	251,402
Daimler AG, 0.75%, 09/10/30(a)	EUR	300	380,135
Deutsche Bank AG, 1.38%, 06/10/26 (Call 06/10/25)(a)(b)	EUR	200	256,908
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	300	371,238
0.25%, 12/10/24(a)	EUR	100	125,038
Deutsche Kreditbank AG
0.75%, 09/26/24(a)	EUR	100	124,888
Series 100, 0.63%, 06/08/21	EUR	200	243,706

Security		Par (000)	Value

Germany (continued)
E.ON International Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	250	$327,771
E.ON SE
0.00%, 08/28/24 (Call 05/28/24)(a)(d)	EUR	250	305,098
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	200	245,925
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	325	404,714
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	200	259,427
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	250	318,462
EnBW, 1.13%, 11/05/79 (Call 08/05/24)(a)(b)	EUR	200	243,587
EnBW Energie Baden-Wuerttemberg AG
1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	246,017
1.88%, 06/29/80 (Call 03/30/26)(a)(b)	EUR	100	125,582
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	175	255,928
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	265,009
Kreditanstalt fuer Wiederaufbau
0.00%, 05/05/27(a)(d)	EUR	1,650	2,069,554
0.00%, 09/15/28(a)(d)	EUR	2,020	2,536,777
0.05%, 05/30/24	EUR	250	310,935
0.13%, 06/03/22	SEK	3,000	360,617
0.25%, 06/30/25	EUR	400	504,742
0.50%, 09/28/26(a)	EUR	200	257,872
0.75%, 09/30/30	USD	350	336,749
0.88%, 09/15/26(a)	GBP	200	284,722
1.25%, 08/28/23	NOK	2,800	332,748
1.38%, 02/02/28(a)	SEK	1,100	140,663
1.50%, 07/24/24	AUD	100	79,884
1.75%, 09/14/29	USD	850	896,367
2.00%, 09/29/22	USD	698	719,247
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	123,547
1.50%, 02/03/25(a)	GBP	300	423,268
Series 806, 0.38%, 05/24/24(a)	EUR	300	371,224
Series 809, 0.38%, 07/29/26(a)	EUR	300	370,834
Landwirtschaftliche Rentenbank, 0.00%, 09/22/27(a)(d)	EUR	700	879,183
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	62,152
NRW Bank
0.00%, 10/15/29(d)	EUR	225	279,517
0.00%, 02/18/30(d)	EUR	130	161,258
0.38%, 11/17/26(a)	EUR	50	63,588
0.50%, 09/13/27(a)	EUR	75	96,436
0.63%, 02/02/29(a)	EUR	175	228,260
0.75%, 06/30/28(a)	EUR	75	98,545
0.88%, 11/10/25(a)	EUR	125	161,717
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR	400	502,570
1.25%, 09/23/32(a)	EUR	300	386,407
			19,806,017
Hong Kong — 0.6%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	212,278
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	750	741,338
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	121,750
			1,075,366
India — 0.1%
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	216,202

Ireland — 0.1%
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	200	263,594

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Isle Of Man — 0.1%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	100	$133,131

Italy — 2.7%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	129,751
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	253,618
2.43%, 07/14/31 (Call 01/14/31)(a)	EUR	300	390,894
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	501	633,687
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	350	452,152
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	300	388,787
ERG SpA
0.50%, 09/11/27 (Call 06/11/27)(a)	EUR	200	245,840
1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	250	326,219
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	300	374,201
Hera SpA
0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	200	256,383
2.38%, 07/04/24(a)	EUR	100	131,453
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	200	246,178
Iren SpA
0.25%, 01/17/31 (Call 10/17/30)(a)	EUR	100	120,106
0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	200	256,247
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	200	264,860
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	200	263,449
Mediobanca Banca di Credito Finanziario SpA, 1.00%, 09/08/27(a)	EUR	200	251,237
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	200	254,077
			5,239,139
Japan — 1.0%
Mitsubishi UFJ Financial Group Inc.
0.68%, 01/26/23(a)	EUR	100	123,509
0.85%, 07/19/29(a)	EUR	200	255,110
0.98%, 10/09/23(a)	EUR	300	375,514
2.53%, 09/13/23	USD	200	210,458
Mizuho Financial Group Inc.
0.21%, 10/07/25(a)	EUR	150	183,449
0.96%, 10/16/24(a)	EUR	200	251,574
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	200	247,159
0.93%, 10/11/24(a)	EUR	200	251,394
			1,898,167
Lithuania — 0.1%
AB Ignitis Grupe
1.88%, 07/10/28 (Call 04/10/28)(a)	EUR	100	134,074
2.00%, 07/14/27(a)	EUR	100	135,436
			269,510
Luxembourg — 0.4%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	123,048
Prologis International Funding II SA
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	320,718
2.38%, 11/14/30 (Call 08/14/30)(a)	EUR	250	363,841
			807,607
Netherlands — 5.3%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	200	251,319
0.63%, 05/31/22(a)	EUR	100	123,146
0.88%, 04/22/25(a)	EUR	300	380,981

Security		Par (000)	Value

Netherlands (continued)
Alliander NV
0.38%, 06/10/30 (Call 03/10/30)(a)	EUR	200	$250,442
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	200	264,348
Cooperatieve Rabobank UA
0.13%, 10/11/21(a)	EUR	200	244,056
0.25%, 10/30/26(a)	EUR	200	246,931
CTP BV
0.63%, 11/27/23 (Call 10/27/23)(a)	EUR	100	122,932
2.13%, 10/01/25 (Call 07/01/25)(a)	EUR	260	335,619
de Volksbank NV
0.00%, 09/16/24(a)(d)	EUR	100	122,384
1.75%, 10/22/30 (Call 10/22/25)(a)(b)	EUR	200	256,908
Enexis Holding NV, 0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	127,375
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)(e)	USD	480	486,523
2.50%, 11/15/30(a)	EUR	500	741,496
4.63%, 01/06/26(e)	USD	475	554,677
LeasePlan Corp. NV
1.38%, 03/07/24(a)	EUR	200	252,947
3.50%, 04/09/25(a)	EUR	208	287,291
Nederlandse Waterschapsbank NV
0.00%, 10/02/34(a)(d)	EUR	100	121,734
0.70%, 01/25/23(a)	SEK	550	66,849
1.00%, 09/03/25(a)	EUR	200	260,020
2.38%, 03/24/26(e)	USD	400	435,368
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	125,947
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	200	271,433
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	450	626,628
TenneT Holding BV
0.13%, 11/30/32 (Call 08/30/32)(a)	EUR	300	359,546
0.50%, 11/30/40 (Call 08/30/40)(a)	EUR	200	239,486
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	250	315,874
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	200	260,193
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	257,398
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	205,182
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	150	200,307
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	100	134,973
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	300	426,310
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	135,235
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	147,890
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	250	370,645
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	100	131,413
			10,141,806
Norway — 1.8%
DNB Boligkreditt, 0.00%, 01/21/31(a)(d)	EUR	500	616,264
DNB Boligkreditt AS
0.63%, 06/19/25(a)	EUR	725	922,861
0.75%, 01/31/24(a)	SEK	2,000	244,762
SpareBank 1 Boligkreditt AS
0.00%, 09/22/27(a)(d)	EUR	400	496,797
0.50%, 01/30/25(a)	EUR	300	378,509
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(d)	EUR	100	123,934
Sparebanken Vest Boligkreditt AS, 0.00%, 06/28/27(a)(d)	EUR	300	372,033
SR-Boligkreditt AS, 0.00%, 10/08/26(d)	EUR	300	372,029
			3,527,189
Portugal — 0.6%
EDP - Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	300	396,000

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Portugal (continued)
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	200	$246,489
1.71%, 01/24/28(e)	USD	200	199,724
1.88%, 10/13/25(a)	EUR	200	264,034
			1,106,247
Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	200	256,400

Saudi Arabia — 0.2%
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(a)	USD	400	406,692

South Korea — 1.1%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	200	205,164
Hyundai Capital Services Inc.
0.75%, 07/06/23(a)	CHF	100	114,644
2.88%, 03/16/21(a)	USD	200	200,552
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	275	292,751
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	400	432,360
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	205,654
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	100	122,722
3.25%, 10/15/24(a)	USD	400	436,044
			2,009,891
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	300	380,813
1.38%, 05/14/25(a)	EUR	400	512,285
Banco de Sabadell SA, 1.13%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	100	125,091
Banco Santander SA
0.30%, 10/04/26(a)	EUR	400	494,445
1.13%, 06/23/27(a)	EUR	300	384,170
Bankinter SA, 0.63%, 10/06/27(a)	EUR	200	246,141
CaixaBank SA, 0.38%, 11/18/26 (Call 11/18/25)(a)(b)	EUR	300	364,991
Iberdrola Finanzas SA
0.88%, 06/16/25 (Call 03/16/25)(a)	EUR	300	379,220
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	251,183
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	300	381,017
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	300	391,127
1.25%, 09/13/27(a)	EUR	100	132,095
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	300	372,550
1.13%, 04/21/26(a)	EUR	400	516,619
1.88%, (Call 02/22/23)(a)(b)(f)	EUR	300	372,222
2.63%, (Call 03/26/24)(a)(b)(f)	EUR	200	256,040
3.25%, 12/31/49 (Call 11/12/24)(a)(b)(f)	EUR	300	396,361
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	300	378,754
Red Electrica Financiaciones SAU, 0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	200	249,859
			6,584,983
Supranational — 0.2%
International Bank for Reconstruction & Development, 0.38%, 07/17/23	SEK	3,000	363,217

Sweden — 0.9%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	374,551
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	200	244,771
Svenska Handelsbanken AB 0.00%, 12/02/27(a)(d)	EUR	200	241,617

Security		Par (000)	Value

Sweden (continued)
0.38%, 07/03/23(a)	EUR	200	$247,247
Swedbank AB, 0.25%, 11/07/22(a)	EUR	200	245,332
Vattenfall AB
0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	200	244,746
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	100	125,225
			1,723,489
Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	200	249,067

United Arab Emirates — 0.1%
MAF Sukuk Ltd., 3.93%, 02/28/30(a)	USD	200	217,248

United Kingdom — 1.8%
Barclays PLC
0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	200	245,713
1.70%, 11/03/26 (Call 11/03/25)(a)(b)	GBP	100	141,161
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	200	289,808
Global Switch Finance BV, 1.38%, 10/07/30 (Call 07/07/30)(a)	EUR	270	335,896
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	79	129,520
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	80	122,904
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	400	508,358
Just Group PLC, 7.00%, 04/15/31 (Call 10/15/25)(a)(b)	GBP	100	156,228
National Grid Electricity Transmission PLC, 0.19%, 01/20/25 (Call 10/20/24)(a)	EUR	200	245,949
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(b)	USD	200	207,310
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	100	148,532
Scottish Hydro Electric Transmission PLC, 2.25%, 09/27/35 (Call 06/27/35)(a)	GBP	200	304,274
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	250	315,886
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	263,118
			3,414,657
United States — 10.6%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(e)	USD	350	351,634
2.45%, 01/15/31 (Call 10/15/30)(e)	USD	150	150,156
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	USD	135	153,886
4.00%, 01/15/24 (Call 12/15/23)	USD	565	620,579
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	290	304,085
3.00%, 06/20/27 (Call 03/20/27)	USD	635	712,851
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	USD	150	149,400
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(c)	USD	100	108,934
3.20%, 04/15/25 (Call 03/15/25)	USD	235	257,015
3.80%, 06/01/29 (Call 03/01/29)	USD	590	677,839
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(b)	USD	650	689,195
3.50%, 05/17/22 (Call 05/17/21)(b)	USD	475	479,479
Beijing Capital Land Ltd., 3.10%, 09/14/23	CNY	1,500	232,246
Boston Properties LP
3.40%, 06/21/29 (Call 03/21/29)	USD	360	398,290
4.50%, 12/01/28 (Call 09/01/28)	USD	345	409,315
Citigroup Inc.
0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	200	245,121
0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	100	122,560
1.68%, 05/15/24 (Call 05/15/23)(b)	USD	250	256,550

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(c)	USD	150	$168,784
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	325	387,949
Digital Dutch Finco BV
0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	200	248,617
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	373,830
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	261,940
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	400	539,532
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR	100	120,896
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)(c)	USD	195	243,352
Series A, 4.05%, 05/15/48 (Call 11/15/47)(c)	USD	160	201,366
Duke Energy Carolinas LLC
3.35%, 05/15/22	USD	68	70,681
3.95%, 11/15/28 (Call 08/15/28)(c)	USD	325	383,649
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	204,691
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	225	256,275
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	340	370,767
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	385	453,053
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)(c)	USD	50	53,948
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	USD	25	27,784
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	100	111,602
3.60%, 04/01/29 (Call 01/01/29)	USD	125	143,297
4.10%, 09/26/28 (Call 06/26/28)	USD	100	118,034
JPMorgan Chase & Co., 0.65%, 09/16/24 (Call 09/16/23)(b).	USD	700	703,759
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	205	231,562
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	USD	450	526,846
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(c)	USD	50	52,667
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(e)	USD	390	388,167
Massachusetts Institute of Technology, 3.96%, 07/01/38(c)	USD	75	94,900
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	100	112,374
3.15%, 04/15/50 (Call 10/15/49)(c)	USD	125	137,623
3.65%, 04/15/29 (Call 01/15/29)	USD	155	181,910
3.65%, 08/01/48 (Call 02/01/48)	USD	460	543,186
3.95%, 08/01/47 (Call 02/01/47)	USD	200	244,778
4.25%, 07/15/49 (Call 01/15/49)	USD	350	454,219
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(c)(e)	USD	50	51,053
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	USD	60	60,581
2.90%, 03/01/50 (Call 09/01/49)	USD	160	169,931
NSTAR Electric Co.
3.25%, 05/15/29 (Call 02/15/29)(c)	USD	125	141,826
3.95%, 04/01/30 (Call 01/01/30)	USD	50	59,883
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	USD	210	212,940
Prologis Euro Finance LLC, 0.38%, 02/06/28 (Call 11/06/27)	EUR	200	247,623
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)(c)	USD	205	198,692
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(c)	USD	50	51,620
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	USD	165	189,960

Security		Par (000)	Value

United States (continued)
4.10%, 06/15/48 (Call 12/15/47)	USD	230	$289,506
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	USD	270	301,639
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	325	333,762
Southern Power Co.
1.85%, 06/20/26	EUR	200	266,121
4.15%, 12/01/25 (Call 09/01/25)	USD	635	726,694
Series 2016, 1.00%, 06/20/22	EUR	200	246,938
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	50	58,838
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	50	53,750
Toyota Motor Credit Corp.
0.00%, 07/21/21(a)(d)	EUR	150	182,570
2.15%, 02/13/30	USD	120	126,395
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	USD	245	241,352
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)(c)	USD	120	120,373
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	USD	180	174,067
3.88%, 02/08/29 (Call 11/08/28)	USD	755	872,908
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(c)	USD	220	239,532
			20,349,727

Total Corporate Bonds & Notes — 56.7%
(Cost: $102,954,865)			108,836,953

Foreign Government Obligations

Australia — 1.0%
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD	620	476,432
3.00%, 11/15/28(a)	AUD	400	354,629
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD	680	518,934
2.50%, 03/06/29(a)	AUD	475	406,213
3.00%, 03/22/24(e)	AUD	125	104,311
			1,860,519
Belgium — 2.1%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	2,795	3,993,313

Canada — 3.4%
Bundesobligation, 0.00%, 10/10/25(a)(d)	EUR	1,580	1,989,912
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	200	157,124
City of Toronto Canada
2.60%, 09/24/39	CAD	50	41,431
3.20%, 08/01/48	CAD	100	90,271
CPPIB Capital Inc.
0.25%, 04/06/27(a)	EUR	500	628,796
0.88%, 02/06/29(a)	EUR	250	330,286
3.00%, 06/15/28(a)	CAD	250	221,831
Export Development Canada
1.65%, 07/31/24	CAD	100	81,650
1.80%, 09/01/22	CAD	150	120,375
Ontario Teachers’ Finance Trust, 0.05%, 11/25/30(a)	EUR	150	182,534
Province of Ontario Canada
1.85%, 02/01/27	CAD	1,075	887,880
1.95%, 01/27/23	CAD	350	283,170
2.65%, 02/05/25	CAD	720	609,648
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	59,670

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.25%, 02/22/24	CAD	270	$223,518
2.45%, 03/01/23	CAD	675	552,602
2.60%, 07/06/25	CAD	50	42,558
South Coast British Columbia Transportation Authority
2.65%, 10/29/50	CAD	50	40,485
3.25%, 11/23/28	CAD	50	44,998
			6,588,739
Chile — 1.3%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	600	758,098
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	375,856
2.55%, 01/27/32 (Call 10/27/31)	USD	660	698,953
3.50%, 01/25/50 (Call 07/25/49)	USD	605	667,061
			2,499,968
China — 0.2%
China Development Bank
0.38%, 11/16/21(a)	EUR	200	243,847
3.10%, 11/21/22	CNY	1,500	232,246
			476,093
Denmark — 0.5%
Kommunekredit
0.13%, 09/26/40(a)	EUR	200	236,298
0.63%, 11/21/39(a)	EUR	200	260,744
0.75%, 05/18/27(a)	EUR	130	169,366
0.75%, 07/05/28(a)	EUR	250	327,950
			994,358
Finland — 0.4%
Kuntarahoitus OYJ
0.00%, 10/14/30(a)(d)	EUR	220	273,441
0.05%, 09/06/29(a)	EUR	100	125,085
0.75%, 09/07/27(a)	EUR	250	326,629
			725,155
France — 12.9%
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(d)	EUR	600	741,106
0.50%, 10/31/25(a)	EUR	100	126,601
1.38%, 09/17/24(a)	EUR	200	258,866
Caisse des Depots et Consignations
0.00%, 06/19/24(a)(d)	EUR	300	371,103
0.00%, 09/15/25(a)(d)	EUR	200	248,569
0.20%, 03/01/22(a)	EUR	100	122,391
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	300	375,590
French Republic Government Bond OAT, 1.75%, 06/25/39(e)	EUR	8,705	13,777,711
Region of Ile de France
0.10%, 07/02/30(a)	EUR	300	371,934
0.50%, 06/14/25(a)	EUR	500	632,325
0.63%, 04/23/27(a)	EUR	200	257,206
1.38%, 03/14/29(a)	EUR	100	137,083
1.38%, 06/20/33(a)	EUR	100	140,732
2.38%, 04/24/26(a)	EUR	100	139,121
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(d)	EUR	1,100	1,343,580
0.70%, 10/15/60(a)	EUR	1,000	1,208,036
1.00%, 02/18/70(a)	EUR	1,000	1,324,982
1.13%, 10/22/28(a)	EUR	500	672,557
1.13%, 05/25/34(a)	EUR	500	689,298
1.70%, 05/25/50(a)	EUR	800	1,262,475

Security		Par (000)	Value

France (continued)
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	400	$512,557
			24,713,823
Germany — 1.4%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/30(a)(d)	EUR	2,055	2,641,124

Hong Kong — 0.3%
Hong Kong Government International Bond
1.38%, 02/02/31(e)	USD	200	199,138
2.50%, 05/28/24(e)	USD	200	213,082
Hong Kong SR, 0.63%, 02/02/26	USD	200	199,864
			612,084
Hungary — 0.3%
Hungary Government International Bond, 1.75%, 06/05/35(a)	EUR	500	669,118

Indonesia — 0.7%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)	USD	955	1,012,443
3.90%, 08/20/24(a)	USD	280	307,684
			1,320,127
Ireland — 1.4%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	1,940	2,747,917

Netherlands — 2.1%
Netherlands Government Bond, 0.50%, 01/15/40(e)	EUR	2,917	4,003,396

Norway — 0.2%
Kommunalbanken AS
2.13%, 02/11/25(c)(e)	USD	200	213,476
2.70%, 09/05/23	AUD	100	81,439
			294,915
Poland — 0.9%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	200	244,695
1.00%, 03/07/29(a)	EUR	525	695,737
1.13%, 08/07/26(a)	EUR	400	522,577
2.00%, 03/08/49(a)	EUR	150	245,434
			1,708,443
South Korea — 0.5%
Export-Import Bank of Korea, 0.83%, 04/27/25(a)	EUR	270	342,089
Korea Development Bank (The)
0.00%, 07/10/24(a)(d)	EUR	100	121,596
0.40%, 06/19/24	USD	250	249,687
Korea International Bond, 2.00%, 06/19/24	USD	200	210,368
			923,740
Spain — 0.8%
Adif Alta Velocidad
0.55%, 04/30/30(a)	EUR	200	250,466
0.80%, 07/05/23(a)	EUR	200	249,781
0.95%, 04/30/27(a)	EUR	200	258,871
1.25%, 05/04/26(a)	EUR	100	130,794
Autonomous Community of Madrid Spain, 0.83%, 07/30/27(a)	EUR	280	360,001
Instituto de Credito Oficial
0.00%, 04/30/26(a)(d)	EUR	200	247,101
0.20%, 01/31/24(a)	EUR	100	123,911
			1,620,925
Supranational — 9.8%
African Development Bank, 3.00%, 12/06/21	USD	150	153,596

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
Asian Development Bank
0.00%, 10/24/29(a)(d)	EUR	200	$248,085
0.35%, 07/16/25	EUR	425	536,330
0.37%, 06/26/23	SEK	2,000	242,255
0.63%, 09/15/26	GBP	50	70,036
1.88%, 08/10/22	USD	275	282,136
2.13%, 03/19/25	USD	150	160,574
2.38%, 08/10/27	USD	125	137,221
2.45%, 01/17/24	AUD	300	244,938
3.13%, 09/26/28	USD	300	348,435
EUROFIMA
0.00%, 07/28/26(a)(d)	EUR	100	123,756
0.10%, 05/20/30(a)	EUR	150	185,060
0.15%, 10/10/34(a)	EUR	600	729,458
0.25%, 02/09/24(a)	EUR	100	124,047
European Bank for Reconstruction & Development
0.00%, 01/10/24(d)	EUR	500	617,619
1.50%, 02/13/25	USD	175	182,709
1.88%, 07/15/21	USD	275	277,156
European Investment Bank
0.00%, 11/15/35(a)(d)	EUR	1,000	1,228,580
0.38%, 05/15/26(a)	EUR	550	702,934
0.38%, 09/17/30(a)	SEK	940	110,794
0.50%, 07/19/22(a)	SEK	400	48,387
0.50%, 11/15/23(a)	EUR	550	691,194
0.50%, 11/13/37	EUR	250	331,823
0.75%, 11/15/24(a)	GBP	395	555,459
0.75%, 07/15/27	AUD	400	304,825
0.75%, 09/23/30	USD	600	577,254
0.88%, 01/30/25(a)	SEK	1,000	123,604
1.00%, 11/14/42(a)	EUR	780	1,147,343
1.13%, 09/16/21(a)	CAD	200	157,493
1.13%, 11/15/32	EUR	250	352,968
1.25%, 11/13/26(a)	EUR	375	505,023
1.50%, 03/02/27	SEK	1,900	244,623
1.50%, 11/15/47	EUR	250	409,306
1.63%, 02/04/25(a)	CHF	100	122,807
1.63%, 10/09/29	USD	410	427,544
1.70%, 11/15/24	AUD	100	80,600
1.90%, 01/22/25(a)	CAD	100	82,473
2.13%, 04/13/26	USD	325	351,250
2.38%, 01/18/23(a)	CAD	50	40,774
2.38%, 05/24/27(c)	USD	400	440,724
2.50%, 10/15/24	USD	125	135,001
2.70%, 01/12/23(a)	AUD	150	120,697
2.88%, 06/13/25(e)	USD	200	221,196
3.30%, 02/03/28	AUD	350	311,697
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	305,146
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	400	519,666
2.13%, 03/03/25	USD	150	160,458
2.90%, 11/26/25	AUD	100	85,389
3.13%, 11/20/25	USD	455	511,420
International Finance Corp.
1.25%, 12/15/23	GBP	100	141,911
1.38%, 09/13/24	CAD	150	121,246
2.00%, 10/24/22	USD	475	490,029
2.13%, 04/07/26	USD	975	1,052,269
Nordic Investment Bank
0.00%, 04/30/27(a)(d)	EUR	100	124,948

Security		Par/ Shares (000)	Value
Supranational (continued)
0.13%, 06/10/24(a)	EUR	250	$311,260
0.50%, 11/03/25(a)	EUR	440	560,979
			18,874,505
Sweden — 1.0%
Kommuninvest I Sverige AB
0.25%, 11/26/27(a)	SEK	2,000	239,214
0.38%, 03/27/24(a)	SEK	2,000	242,563
0.63%, 06/01/23(a)	SEK	2,000	243,597
1.88%, 06/01/21(c)(e)	USD	200	201,128
Sweden Government International Bond, 0.13%, 09/09/30(a)	SEK	8,200	997,853
			1,924,355
United Kingdom — 0.1%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	147,056

Total Foreign Government Obligations — 41.3%
(Cost: $74,083,476)			79,339,673

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114		$75	106,885

Total Municipal Debt Obligations — 0.1%
(Cost: $88,591)			106,885

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)		2,696	2,697,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)		2,361	2,361,000
			5,058,183

Total Short-Term Investments — 2.6%
(Cost: $5,057,825)			5,058,183

Total Investments in Securities — 100.7%
(Cost: $182,184,757)			193,341,694

Other Assets, Less Liabilities — (0.7)%			(1,346,578)
Net Assets — 100.0%			$191,995,116

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Perpetual security with no stated maturity date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$478,527	$2,218,711	(a)	$—	$15	$(70)	$2,697,183	2,696	$938	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,081,000	280,000	(a)	—	—	—	2,361,000	2,361	1,551		—
					$15	$(70)	$5,058,183		$2,489		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,111,000	USD	5,560,441	BOA	02/02/21	$6,136
CNY	3,200,000	USD	495,011	SSB	02/02/21	283
EUR	54,882,500	USD	66,594,425	CITI	02/02/21	82,325
SEK	31,375,000	USD	3,761,589	BOA	02/02/21	4,669
USD	2,861,964	AUD	3,698,000	BNP	02/02/21	24,673
USD	85,000	AUD	110,000	BOA	02/02/21	602
USD	247,626	AUD	320,000	CITI	02/02/21	2,106
USD	3,973,117	CAD	5,061,000	BOA	02/02/21	11,305
USD	346,510	CAD	440,000	CITI	02/02/21	2,072
USD	1,262,492	CAD	1,610,000	UBS	02/02/21	2,164
USD	181,740	CHF	160,000	BOA	02/02/21	1,884
USD	68,118	CHF	60,000	CITI	02/02/21	672
USD	57,014,485	EUR	46,442,500	BNP	02/02/21	591,491
USD	3,563,945	EUR	2,930,000	BOA	02/02/21	4,288
USD	17,943,665	EUR	14,695,000	CITI	02/02/21	90,709
USD	57,061,723	EUR	46,445,000	GS	02/02/21	635,692
USD	3,467,826	EUR	2,850,000	UBS	02/02/21	5,361
USD	141,921	HKD	1,100,000	JPM	02/02/21	56
USD	155,400	NOK	1,315,000	CITI	02/02/21	1,652
USD	187,732	NOK	1,600,000	TDB	02/02/21	662
USD	1,253,134	SEK	10,270,000	BOA	02/02/21	20,323
USD	130,212	SEK	1,080,000	CITI	02/02/21	569
USD	2,450,412	SEK	20,025,000	UBS	02/02/21	46,609
USD	3,174,077	AUD	4,128,000	BNP	03/02/21	6,332
USD	247,726	CHF	220,000	BNP	03/02/21	227
USD	66,717,287	EUR	54,880,000	BNP	03/02/21	2,962
USD	3,564,178	GBP	2,595,000	SSB	03/02/21	231
USD	141,886	HKD	1,100,000	UBS	03/02/21	18
USD	341,504	NOK	2,915,000	JPM	03/02/21	698
						1,546,771
AUD	4,128,000	USD	3,173,606	BNP	02/02/21	(6,398)
CHF	220,000	USD	247,527	BNP	02/02/21	(225)
EUR	54,880,000	USD	66,676,456	BNP	02/02/21	(2,743)

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,860,000	USD	3,501,747	CITI	02/02/21	$(27,133)
EUR	740,000	USD	910,476	SSB	02/02/21	(11,450)
GBP	2,595,000	USD	3,563,687	SSB	02/02/21	(233)
HKD	1,100,000	USD	141,883	UBS	02/02/21	(18)
NOK	2,915,000	USD	341,512	JPM	02/02/21	(694)
USD	488,797	CNY	3,200,000	SSB	02/02/21	(6,497)
USD	156,677	GBP	115,000	BOA	02/02/21	(1,241)
USD	716,355	GBP	525,000	CITI	02/02/21	(4,575)
USD	13,624	GBP	10,000	MS	02/02/21	(108)
USD	2,652,754	GBP	1,945,000	SSB	02/02/21	(18,120)
USD	402,873	AUD	525,000	UBS	03/02/21	(1)
USD	5,560,902	CAD	7,111,000	BOA	03/02/21	(6,148)
USD	493,713	CNY	3,200,000	SSB	03/02/21	(1,996)
USD	66,635,104	EUR	54,882,500	CITI	03/02/21	(82,259)
USD	3,762,722	SEK	31,375,000	BOA	03/02/21	(4,657)
						(174,496)
	Net unrealized appreciation					$1,372,275

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$108,836,953	$—	$108,836,953
Foreign Government Obligations	—	79,339,673	—	79,339,673
Municipal Debt Obligations	—	106,885	—	106,885
Money Market Funds	5,058,183	—	—	5,058,183
	$5,058,183	$188,283,511	$—	$193,341,694
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,546,771	$—	$1,546,771
Liabilities
Forward Foreign Currency Exchange Contracts	—	(174,496)	—	(174,496)
	$—	$1,372,275	$—	$1,372,275

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.

GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
UBS	UBS AG

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2021

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar